INVESTMENTS IN TRADING SECURITIES - Schedule of Fair Value Carrying Value of Investments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Total investments	$ 3,497,166	$ 3,373,358	$ 2,345,984
Marketable Equity Securities - Level 1 [Member] | Publicly traded investments [Member]
Schedule of Investments [Line Items]
Total investments	2,677,169	2,680,755	1,866,989
Marketable Debt Securities - Level 2 [Member] | Corporate bonds [Member]
Schedule of Investments [Line Items]
Total investments	117,157	139,839	101,437
Non-Marketable Equity Securities - Level 3 [Member] | Private investments [Member]
Schedule of Investments [Line Items]
Total investments	$ 702,840	$ 552,764	$ 377,558